Stockholders' Equity - Warrants Outstanding by Expiration Date (FY) (Details) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Jul. 23, 2015
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)	13,095,000	7,084,000
May 2018
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)		300,000
Warrant exercise price (USD per share)		$ 34
March 2020
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)		1,068,000
Warrant exercise price (USD per share)		$ 1.67
March 2020
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)	379,000	107,000
Warrant exercise price (USD per share)	$ 0.60	$ 2.16
April 2022
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)	252,000	252,000
Warrant exercise price (USD per share)	$ 1.75	$ 1.75
May 2022
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)	2,448,000	4,452,000
Warrant exercise price (USD per share)	$ 1.55	$ 1.55
January 2023
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)	340,000	429,000
Warrant exercise price (USD per share)	$ 0.42	$ 8.80
March 2023
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)	332,000	442,000
Warrant exercise price (USD per share)	$ 0.42	$ 8.80
October 2024
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)	19,000	19,000
Warrant exercise price (USD per share)	$ 12.90	$ 12.90
Warrants Expiring July 2025
Class of Warrant or Right [Line Items]
Shares issuable upon exercise of warrants (in shares)	15,000	15,000	15,244
Warrant exercise price (USD per share)	$ 16.40	$ 16.40	$ 16.40